Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of composition of income (loss) before income tax expense (benefit)

	2017	2016	2015
Federal	$(133.2)	$(12.5)	$(51.1)
Foreign	(99.4)	(9.9)	(208.4)
Loss before income taxes	$(232.6)	$(22.4)	$(259.5)

Schedule of composition of income tax expense (benefit)

	2017	2016	2015
Current:
Foreign	$91.6	$31.1	$28.0
State	(0.1)	0.3	(0.5)
Total current tax expense	91.5	31.4	27.5
Deferred:
Federal	42.6	18.4	(12.6)
Foreign	(16.6)	(26.8)	(66.9)
State	(6.3)	2.5	3.3
2017 Tax Act — provisional	(33.1)	—	—
Total deferred tax benefit	(13.4)	(5.9)	(76.2)
Income taxes	$78.1	$25.5	$(48.7)

Schedule of components of our deferred tax assets and liabilities

	2017	2016
Deferred tax assets:
Compensation and benefits	$34.8	$46.0
Accruals and reserves	12.0	16.9
Tax credit carryovers	19.2	15.8
Tax loss carryovers	144.9	58.7
Other	26.6	36.4
Total gross deferred tax assets	237.5	173.8
Valuation allowances	(127.7)	(39.1)
Total deferred tax assets	109.8	134.7
Deferred tax liabilities:
Intangibles	(165.2)	(192.9)
Property and equipment	(43.1)	(55.1)
Other	(7.4)	(12.6)
Total deferred tax liabilities	(215.7)	(260.6)
Deferred tax liabilities — net	$(105.9)	$(125.9)

Schedule of movements in the valuation allowance

	2017	2016
January 1	$(39.1)	$(20.5)
Increase	(97.4)	(21.1)
Release	8.8	2.5
December 31	$(127.7)	$(39.1)

Schedule of cash payments of income taxes

	2017	2016	2015
Cash payments of income taxes	$35.7	$53.6	$17.5

Schedule reconciliation of the income tax expense (benefit)

	2017	2016	2015
Income tax at the U.S. federal statutory tax rate	$(81.4)	$(7.8)	$(90.8)
Add (deduct):
International operations and change in foreign tax rates	55.6	8.4	38.4
State taxes	5.4	2.8	2.4
Income tax credits	(1.8)	(1.7)	(1.5)
Foreign inclusion items	4.2	2.4	0.1
Change in uncertain tax positions	6.2	5.2	1.5
Change in valuation allowance	122.2	18.1	1.7
2017 Tax Act — provisional	(33.1)	—	—
Other	0.8	(1.9)	(0.5)
Income taxes	$78.1	$25.5	$(48.7)

Schedule of reconciliation of the beginning and ending amount of gross unrecognized tax benefits

	2017	2016	2015
Beginning balance at January 1	$25.7	$25.5	$18.5
Additions based on tax positions related to the current year	7.9	7.4	3.7
Additions for tax positions of prior years	—	—	6.4
Settlements	(4.0)	(7.1)	(2.4)
Changes related to the impact of foreign currency translation	—	(0.1)	(0.7)
Ending balance at December 31	$29.6	$25.7	$25.5

Schedule of recognized income tax (benefit) expense related to interest and penalties

	2017	2016	2015
Income tax expense (benefit)	$2.5	$5.5	$2.6